INCOME TAXES (Schedule of Components for Provision of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Provision for income taxes: Deferred taxes	$ 1,104	$ (104)	$ (504)
Provision for income taxes: Current taxes	(1,676)	(1,666)	(823)
Provision for income taxes	$ (572)	$ (1,770)	$ (1,327)